Revenue and Deferred Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 21,677	$ 5,791	$ 40,837	$ 22,345	$ 52,534	$ 36,232
Hardware Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,029	2,881	26,427	14,174	31,978	24,017
Professional Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,564	1,210	7,165	4,841	12,304	9,095
Hosted Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4,084	1,700	7,245	3,330	8,252	3,120
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	21,112	4,605	39,861	20,787	50,275	36,232
Non-US [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 565	$ 1,186	$ 976	$ 1,558	$ 2,259	$ 0